Revenue Recognition - Performance Obligations (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 $ in Millions	Dec. 31, 2020 USD ($)
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 58
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of satisfaction of performance obligations	1 year